Share capital (Details) - USD ($)		12 Months Ended
	Jan. 25, 2024	Mar. 31, 2024	Sep. 30, 2024	Jul. 31, 2024	Mar. 31, 2023
Share capital
Number of shares issued		178,542	605,789		0
Number of shares outstanding		178,542	605,789		0
Issuance of shares, reverse takeover transaction (in shares)		2,000
Par value		$ 359.25	$ 0	$ 0
Gain on debt settlement		$ 281,500
Services rendered		$ 1,000,000
Psyence Group Inc
Share capital
Issuance of shares, reverse takeover transaction (in shares)	66,667	66,667
NCAC
Share capital
Issuance of shares, reverse takeover transaction (in shares)	5,946
Consideration shares issued to NCAC shareholders	103,929
Accounts payable	$ 2,136,340
Par value	$ 359.25
Third party advisors
Share capital
Consideration shares issued to NCAC shareholders	7,946